     As filed with the Securities and Exchange Commission on April 29, 2004

                                                  1933 Act File No. 33-19738

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 22


                          TOTAL RETURN VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


       James R. Bordewick, Jr., Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 29, 2004 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/ / on [DATE] pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 34, filed with the SEC via EDGAR on April 29, 2004:


    Cross-Reference Pages
    Compass 2 Prospectus dated May 1, 2004
    Compass 2 and 3 Statement of Additional Information dated May 1, 2004
    Part C

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 2004.

                                     MONEY MARKET VARIABLE ACCOUNT
                                     HIGH YIELD VARIABLE ACCOUNT
                                     CAPITAL APPRECIATION VARIABLE ACCOUNT
                                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                     GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                     TOTAL RETURN VARIABLE ACCOUNT
                                     MANAGED SECTORS VARIABLE ACCOUNT
                                            (REGISTRANTS)


                                     By:    ROBERT J. MANNING*
                                            -----------------------------
                                     Name:  Robert J. Manning
                                     Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2004.

                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                     ROBERT C. SALIPANTE
                                     ------------------------------------
                                     Robert C. Salipante
                                     President

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2004.

             SIGNATURE                           TITLE
             ---------                           -----


SIGNATURE                                TITLE
---------                                -----
J. KERMIT BIRCHFIELD*                    Chairman
---------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                       President (Principal Executive Officer)
---------------------------------
Robert J. Manning


RICHARD M. HISEY*                        Principal Financial Officer and
---------------------------------         Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                        Member of the Boards of Managers
---------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                     Member of the Boards of Managers
---------------------------------
Frederick H. Dulles


DAVID D. HORN*                           Member of the Boards of Managers
---------------------------------
David D. Horn


DERWYN F. PHILLIPS*                      Member of the Boards of Managers
---------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                         Member of the Boards of Managers
---------------------------------
C. James Prieur


RONALD G. STEINHART*                     Member of the Boards of Managers
---------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                         Member of the Boards of Managers
---------------------------------
Haviland Wright

                                         *By:  JAMES R. BORDEWICK, JR.
                                               ---------------------------------
                                         Name: James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                         Executed by James R. Bordewick, Jr. on
                                         behalf of those indicated pursuant to a
                                         Power of Attorney, dated May 4, 2001
                                         incorporated by reference to
                                         Registrant's Post-Effective Amendment
                                         No. 30 filed with the SEC via EDGAR on
                                         April 30, 2002, a Power of Attorney,
                                         dated August 1, 2002, incorporated by
                                         reference to MFS/Sun Life Series Trust
                                         (File Nos. 2-83616 and 811-3732)
                                         Post-Effective Amendment No. 32 filed
                                         with the SEC via EDGAR on April 30,
                                         2003 and a Power of Attorney, dated
                                         February 12, 2004, incorporated by
                                         reference to Registrant's
                                         Post-Effective Amendment No. 33 filed
                                         with the SEC via EDGAR on February 27,
                                         2004.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                               TITLE
---------                                               -----
ROBERT C. SALIPANTE                      President and Director (Principal Executive
---------------------------------         Officer)
Robert C. Salipante


GARY CORSI                               Vice President, & Chief Financial Officer
---------------------------------         (Principal Financial and Accounting Officer)
Gary Corsi


EDWARD M. SHEA                  +        Attorney-in-Fact for:
---------------------------------        Donald A. Stewart, Chairman and Director
Edward M. Shea                           C. James Prieur, Vice Chairman and Director
                                         James C. Baillie, Director
                                         Paul W. Derksen, Director
                                         David D. Horn, Director
                                         James A. McNulty, III, Director
                                         S. Caesar Raboy, Director
                                         David K. Stevenson, Director
                                         William W. Stinson, Director

+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.